Financial risk management (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 3,111	$ 9,325	$ 8,723	$ 24,055
Restricted cash	709	335
Trade and other receivables	5,646	6,631
Forward contracts	263
Pre-payment facility	12,230	15,000
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	3,111	9,325
Restricted cash	709	335
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	5,646	6,631
Forward contracts	263
Pre-payment facility	$ 12,230	$ 15,000